Insurance services - Summary of Information Regarding Total DAC (Detail) - 12 months ended Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Separate Accounts Disclosure [Abstract]
Opening balance July 1, 2024	₨ 0.0	$ 0.0
Capitalizations	64,390.0	772.6
Amortization	(2,971.3)	(35.7)
Experience Adjustment	(886.8)	(10.6)
Balance at March 31, 2024	₨ 60,531.9	$ 726.3